UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / FEBRUARY 29, 2008

CitiSM Cash Reserves

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

What’s inside

Letter from the chairman	I
Portfolio at a glance — Liquid Reserves Portfolio	1
Fund expenses	2
CitiSM Cash Reserves
Statement of assets and liabilities	4
Statement of operations	5
Statements of changes in net assets	6
Financial highlights	7
Notes to financial statements	8
Board approval of management and subadvisory agreements	15
Liquid Reserves Portfolio
Schedule of investments	20
Statement of assets and liabilities	27
Statement of operations	28
Statements of changes in net assets	29
Financial highlights	30
Notes to financial statements	31
Board approval of management and subadvisory agreements	38

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended February 29, 2008, it weakened significantly as the reporting period progressed. Third quarter 2007 U.S. gross domestic product (“GDP”)[i] growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Department of Labor said that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years. This was followed up with 63,000 jobs lost in February – the largest decline in five years. Elsewhere, the National Association of Realtors reported that existing home sales fell for the sixth consecutive month in January 2008 and the median home price was down nearly 5% versus January 2007.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%. In March 2008, after the reporting period ended, the Fed cut the federal funds rate an additional 0.75% to 2.25%, its lowest level since December 2004. In its statement accompanying the March rate cut, the Fed stated: “Recent information indicates that the outlook for economic activity has weakened further. . . .

CitiSM Cash Reserves   |  I

Letter from the chairman continued

Financial markets remain under considerable stress, and the tightening of credit conditions and the deepening of the housing contraction are likely to weigh on economic growth over the next few quarters.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended February 29, 2008, two-year Treasury yields fell from 4.15% to 1.65%. Over the same time, 10-year Treasury yields fell from 4.54% to 3.53%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period.

During the reporting period, the yields available from money market instruments fluctuated given the changing short-term interest rate environment. The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

II   |  CitiSM Cash Reserves

Performance review

As of February 29, 2008, the seven-day current yield for CitiSM Cash Reserves was 3.24% and its seven-day effective yield, which reflects compounding, was 3.29%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 3.15% and the seven-day effective yield would have been 3.20%.

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio.

CITISM CASH RESERVES YIELDS as of February 29, 2008 (unaudited)

Seven-day current yield[1]	3.24%
Seven-day effective yield[1]	3.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 3.15% and the seven-day effective yield would have been 3.20%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CitiSM Cash Reserves  |   III

Letter from the chairman continued

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer March 28, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

IV  |   CitiSM Cash Reserves

Portfolio at a glance (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments — February 29, 2008

CitiSM Cash Reserves 2008 Semi-Annual Report  |  1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2007 and held for the six months ended February 29, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]

CitiSM Cash Reserves — Class N	2.15%	$1,000.00	$1,021.50	0.66%	$3.32

[1]	For the six months ended February 29, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class N’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2  |   CitiSM Cash Reserves 2008 Semi-Annual Report

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]

CitiSM Cash Reserves — Class N	5.00%	$1,000.00	$1,021.58	0.66%	$3.32

[1]	For the six months ended February 29, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class N’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

CitiSM Cash Reserves 2008 Semi-Annual Report  |  3

Statement of assets and liabilities (unaudited)
February 29, 2008

ASSETS:
Investment in Liquid Reserves Portfolio, at value	$1,369,815,245
Receivable for Fund shares sold	11,887
Prepaid expenses	58,979

Total Assets	1,369,886,111

LIABILITIES:
Distributions payable	3,229,064
Investment management fee payable	313,598
Distribution fees payable	269,066
Payable for Fund shares repurchased	151,822
Trustees’ fees payable	7,566
Accrued expenses	244,068

Total Liabilities	4,215,184

TOTAL NET ASSETS	$1,365,670,927
NET ASSETS:

Par value (Note 3)	$13,664
Paid-in capital in excess of par value	1,366,383,461
Undistributed net investment income	1,181
Accumulated net realized loss on investments	(727,379)

TOTAL NET ASSETS	$1,365,670,927

Shares Outstanding	1,366,397,125

Net Asset Value	$1.00

See Notes to Financial Statements.

4 | CitiSM Cash Reserves 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Income from Liquid Reserves Portfolio	$32,837,673
Allocated net expenses from Liquid Reserves Portfolio	(398,153)

Total Investment Income	32,439,520
EXPENSES:
Investment management fee (Note 2)	2,293,312
Distribution fees (Note 2)	1,663,638
Shareholder reports	107,885
Registration fees	56,523
Legal fees	51,168
Transfer agent fees	46,919
Litigation fees (Note 6)	36,739
Insurance	11,785
Trustees’ fees	11,021
Audit and tax	8,617
Miscellaneous expenses	2,460

Total Expenses	4,290,067
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(297,989)

Net Expenses	3,992,078

NET INVESTMENT INCOME	28,447,442

NET REALIZED LOSS ON INVESTMENTS FROM LIQUID RESERVES PORTFOLIO	(421,599)

INCREASE IN NET ASSETS FROM OPERATIONS	$28,025,843

See Notes to Financial Statements.

CitiSM Cash Reserves 2008 Semi-Annual Report | 5

Statements of changes in net assets

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited)
AND THE YEAR ENDED AUGUST 31, 2007	2008	2007

OPERATIONS:
Net investment income	$28,447,442	$66,467,942
Net realized gain (loss)	(421,599)	77,033

Increase in Net Assets From Operations	28,025,843	66,544,975

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(28,447,580)	(66,467,942)

Decrease in Net Assets From Distributions to Shareholders	(28,447,580)	(66,467,942)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	834,768,721	1,743,542,593
Reinvestment of distributions	4,154,102	13,388,277
Cost of shares repurchased	(755,469,770)	(1,880,433,170)

Increase (Decrease) in Net Assets From Fund Share Transactions	83,453,053	(123,502,300)

INCREASE (DECREASE) IN NET ASSETS	83,031,316	(123,425,267)
NET ASSETS:

Beginning of period	1,282,639,611	1,406,064,878

End of period*	$1,365,670,927	$1,282,639,611

* Includes undistributed net investment income of:	$1,181	$1,319

See Notes to Financial Statements.

6  |   CitiSM Cash Reserves 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS N	2008[1]	2007	2006	2005	2004	2003

NET ASSET VALUE,
BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.021	0.047	0.038	0.019	0.005	0.008
Net realized gain (loss)	(0.000)[2]	0.000 [2]	(0.000)[2]	0.000 [2]	0.000 [2]	—

Total income from operations	0.021	0.047	0.038	0.019	0.005	0.008

LESS DISTRIBUTIONS FROM:
Net investment income	(0.021)	(0.047)	(0.038)	(0.019)	(0.005)	(0.008)
Net realized gains	—	—	—	(0.000)[2]	(0.000)[2]	—

Total distributions	(0.021)	(0.047)	(0.038)	(0.019)	(0.005)	(0.008)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	2.15%	4.77%	3.90%	1.94%	0.49%	0.79%

NET ASSETS, END OF PERIOD (millions)	$1,366	$1,283	$1,406	$1,632	1,758	$1,999

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	0.75%[5,6]	0.76%[6,7]	0.82%[6]	0.86%	0.85%	0.85%
Net expenses[4,8,9]	0.66 [5]	0.70 [7]	0.69	0.70	0.70	0.70
Net investment income	4.27 [5]	4.67	3.82	1.91	0.48	0.80

[1]	For the six months ended February 29, 2008 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]	Annualized.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would not have changed for the six months ended February 29, 2008, and would have been 0.74% and 0.78%, for the years ended August 31, 2007 and 2006, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.69%, respectively.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

CitiSM Cash Reserves 2008 Semi-Annual Report   |  7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

CitiSM Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company that has the same objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (3.2% at February 29, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Method of allocation. All the net investment income and realized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared as of 4:00 p.m. Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-

8  |   CitiSM Cash Reserves 2008 Semi-Annual Report

dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Credit and market risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Portfolio. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

CitiSM Cash Reserves 2008 Semi-Annual Report   |  9

Notes to financial statements (unaudited) continued

Under the investment management agreements, the Fund and the Portfolio pay investment management fees, calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	PORTFOLIO	FUND	TOTAL

First $1 billion	0.100%	0.350%	0.450%
Next $1 billion	0.100	0.325	0.425
Next $3 billion	0.100	0.300	0.400
Next $5 billion	0.100	0.275	0.375
Over $10 billion	0.100	0.250	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Fund.

During the six months ended February 29, 2008, the Fund had a voluntary expense limitation in place of 0.70% of the Fund’s average daily net assets.

During the six months ended February 29, 2008, LMPFA waived a portion of its fee in the amount of $261,250. In addition, during the six months ended February 29, 2008, the Fund was reimbursed for litigation fees amounting to $36,739, as described in Note 6.

Effective January 1, 2008, the manager is permitted to recapture amounts that it has previously voluntarily waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense cap shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular Fund business day, in the Fund’s total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan, the Fund pays a monthly fee at the annual rate not to exceed 0.25% of Class N shares average daily net assets. For the six months ended February 29, 2008, the distribution and/or service fees paid amounted to $1,663,638.

On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any

10  |   CitiSM Cash Reserves 2008 Semi-Annual Report

previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Fund) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment at February 29, 2008, was $5,538. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Capital loss carryforward

As of August 31, 2007, the Fund had a net capital loss carryforward of approximately $305,780, of which $7,003 expires in 2014 and $298,777 expires in 2015. These amounts will be available to offset any future taxable capital gains.

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers

CitiSM Cash Reserves 2008 Semi-Annual Report  |   11

Notes to financial statements (unaudited) continued

caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the

12  |  CitiSM Cash Reserves 2008 Semi-Annual Report

Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of

CitiSM Cash Reserves 2008 Semi-Annual Report  |  13

Notes to financial statements (unaudited) continued

action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

7. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

14  |  CitiSM Cash Reserves 2008 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the CitiSM Cash Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No

CitiSM Cash Reserves  |  15

Board approval of management and
subadvisory agreements (unaudited) continued

single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

16  |  CitiSM Cash Reserves

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Contractual Management Fees and the Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the

CitiSM Cash Reserves  |  17

Board approval of management and
subadvisory agreements (unaudited) continued

Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail no-load funds (including the Fund) classified as money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee (which reflects a fee waiver) were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the

18  |  CitiSM Cash Reserves

Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

CitiSM Cash Reserves  |  19

Schedule of investments  (unaudited)
February 29, 2008

LIQUID RESERVES PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 102.1%

	Bank Notes — 1.7%
	Bank of America NA:
$300,000,000	4.000% due 5/15/08(a)	$300,000,000
440,000,000	3.175% due 8/11/08(b)	440,000,000

	Total Bank Notes	740,000,000

	Certificates of Deposit — 51.1%
	Allied Irish Banks PLC:
200,000,000	3.200% due 4/25/08	200,000,000
200,000,000	4.750% due 5/1/08	200,000,000
	Banco Bilbao Vizcaya:
200,000,000	3.040% due 5/1/08	200,001,682
250,000,000	3.065% due 5/28/08	250,003,034
200,000,000	4.570% due 7/3/08	200,000,000
88,000,000	4.570% due 7/7/08	88,000,000
150,000,000	2.980% due 8/4/08	150,012,808
	Bank of Montreal:
100,000,000	5.090% due 4/18/08	100,057,787
225,000,000	3.740% due 7/17/08	225,000,000
100,000,000	3.250% due 7/29/08	100,130,798
150,000,000	3.030% due 8/7/08	150,000,000
100,000,000	2.930% due 8/20/08	99,966,938
200,000,000	3.000% due 8/28/08	200,000,000
	Bank of Nova Scotia:
200,000,000	3.085% due 3/5/08	200,000,000
100,000,000	4.600% due 4/1/08	100,000,000
200,000,000	4.270% due 4/9/08	200,000,000
50,000,000	5.170% due 7/7/08	50,051,603
137,900,000	2.900% due 8/28/08	137,900,000
	Bank of Scotland PLC:
200,000,000	3.060% due 5/27/08	200,002,399
500,000,000	3.170% due 11/19/08(b)	500,000,000
250,000,000	4.614% due 2/6/09(b)	250,000,000
	Bank of Tokyo:
250,000,000	5.000% due 4/18/08	250,000,000
200,000,000	5.240% due 5/2/08	200,000,000
200,000,000	5.230% due 5/9/08	200,000,000
250,000,000	5.240% due 5/27/08	250,000,000
200,000,000	4.840% due 6/12/08	200,000,000
	Barclays Bank PLC NY:
300,000,000	5.010% due 4/18/08	300,000,000
450,000,000	4.720% due 5/1/08	450,000,000
200,000,000	2.820% due 11/13/08	200,000,000
167,000,000	3.020% due 2/23/09	167,000,000

See Notes to Financial Statements.

20  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

LIQUID RESERVES PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

	Certificates of Deposit — 51.1% continued
	BNP Paribas NY Branch:
$150,000,000	4.270% due 5/12/08	$150,050,157
125,000,000	5.200% due 5/13/08	125,000,000
209,000,000	5.260% due 5/14/08	209,000,000
250,000,000	5.390% due 6/23/08	250,000,000
313,200,000	5.380% due 7/11/08	313,200,000
200,000,000	5.385% due 7/16/08	200,000,000
102,000,000	Calyon NY, 5.260% due 3/3/08	101,999,611
	Canadian Imperial Bank:
250,000,000	4.720% due 6/23/08	250,000,000
400,000,000	3.460% due 7/7/08	400,000,000
	Citibank NA:
74,000,000	5.010% due 3/12/08	74,000,000
225,000,000	4.870% due 3/20/08	225,000,000
150,000,000	4.630% due 4/2/08	150,000,000
150,000,000	4.860% due 6/3/08	150,000,000
375,000,000	3.040% due 6/4/08	375,000,000
150,000,000	4.570% due 9/3/08	150,000,000
	Credit Suisse New York:
242,500,000	5.250% due 3/3/08	242,500,000
150,000,000	5.400% due 6/5/08	150,000,000
200,000,000	4.010% due 1/7/09	200,000,000
500,000,000	3.355% due 3/3/09(b)	500,000,000
	Depfa Bank PLC:
350,000,000	4.400% due 6/9/08	350,000,000
200,000,000	2.980% due 8/4/08	200,000,000
	Deutsche Bank AG NY:
400,000,000	5.030% due 3/17/08	400,000,000
100,000,000	3.790% due 4/22/08	100,095,788
404,000,000	3.040% due 5/1/08	404,000,000
350,000,000	3.020% due 5/2/08	350,000,000
150,000,000	3.060% due 5/6/08	150,000,000
	Dexia Credit Local:
250,000,000	3.260% due 3/26/08	250,000,000
250,000,000	4.720% due 3/28/08	250,000,000
200,000,000	3.040% due 4/30/08	200,000,000
	Dresdner Bank AG NY:
200,000,000	5.080% due 3/19/08	200,000,000
200,000,000	3.120% due 3/26/08	200,000,000
	Fortis Bank NY:
200,000,000	3.120% due 3/3/08	199,999,997
275,000,000	3.100% due 5/6/08	275,000,000
119,600,000	3.067% due 6/30/08(b)	119,480,974
	HBOS Treasury Services NY:
250,000,000	5.480% due 3/7/08	250,003,953

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  21

Schedule of investments   (unaudited)  continued
February 29, 2008

LIQUID RESERVES PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

	Certificates of Deposit — 51.1% continued
$100,000,000	5.400% due 7/10/08	$100,061,904
150,000,000	HSBC Bank USA, 4.230% due 4/10/08	150,000,000
300,000,000	KBC Bank NV, 3.900% due 3/18/08	300,000,000
250,000,000	Landesbank Hessen-Thuringen, 3.080% due 4/4/08	250,000,000
106,800,000	National Bank of Canada, 4.130% due 4/14/08	106,824,288
	Nordea Bank Finland NY:
355,000,000	4.820% due 10/22/08	355,221,124
100,000,000	4.700% due 10/24/08	100,091,286
150,000,000	4.670% due 11/5/08	150,000,000
248,650,000	PNC Bank NA, 3.464% due 2/23/09(b)	248,650,000
	Rabobank Nederland:
325,000,000	3.080% due 4/7/08	325,000,000
275,000,000	2.940% due 5/1/08	275,000,000
300,000,000	Royal Bank of Canada, 2.970% due 8/29/08	300,000,000
331,900,000	Royal Bank of Canada NY, 2.970% due 8/28/08	331,900,000
	Royal Bank of Scotland NY:
150,000,000	5.410% due 3/11/08	150,000,000
100,000,000	3.750% due 7/22/08	100,292,581
71,300,000	Sanpaolo IMI NY Branch, 4.100% due 1/5/09	71,358,204
	Skandinaviska Enskilda Banken:
200,000,000	5.455% due 3/17/08	200,000,432
39,500,000	4.550% due 7/3/08	39,501,330
	Societe Generale NY:
187,000,000	3.280% due 4/25/08	187,000,000
313,000,000	5.200% due 7/25/08	313,000,000
	Svenska Handelsbanken NY:
175,000,000	5.100% due 4/3/08	175,000,000
275,000,000	3.150% due 4/28/08	275,000,000
377,400,000	3.030% due 8/7/08	377,400,000
175,000,000	5.005% due 10/9/08	175,005,134
	Toronto Dominion Bank NY:
250,000,000	4.700% due 4/2/08	250,000,000
100,000,000	3.020% due 5/2/08	100,000,000
86,000,000	4.830% due 6/13/08	86,030,500
350,000,000	4.840% due 6/16/08	350,000,000
125,000,000	2.920% due 8/29/08	125,000,000
	UBS AG Stamford CT:
250,000,000	4.635% due 4/28/08	249,972,746
150,000,000	5.030% due 9/15/08	150,000,000
	Unicredito Italiano SpA NY:
225,000,000	5.185% due 3/4/08	225,000,093
100,000,000	3.050% due 5/5/08	100,000,000
141,370,000	4.620% due 8/28/08	141,370,000
200,000,000	4.720% due 9/15/08	200,010,616

See Notes to Financial Statements.

22  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Certificates of Deposit — 51.1% continued
	Wachovia Bank NA:
$300,000,000	5.400% due 3/28/08	$300,000,000
235,000,000	4.800% due 5/27/08	235,000,000
175,000,000	4.500% due 12/1/08	175,000,000
145,000,000	4.104% due 1/27/09(b)	145,000,000
200,000,000	Westpac Banking Corp., 4.750% due 3/31/08	200,066,814

	Total Certificates of Deposit	22,221,214,581

	Certificates of Deposit (Euro) — 3.9%
	ABN Amro Bank NV:
200,000,000	3.055% due 5/19/08	200,002,179
75,000,000	3.080% due 8/7/08	75,000,000
175,000,000	2.940% due 8/8/08	174,884,557
	Banco Santander:
75,000,000	4.360% due 4/11/08	75,000,845
100,000,000	4.060% due 6/16/08	100,017,535
75,000,000	4.070% due 6/16/08	75,015,343
50,000,000	4.850% due 6/30/08	50,053,145
400,000,000	4.190% due 7/15/08	400,014,790
100,000,000	3.005% due 8/4/08	100,019,213
	HSBC Bank PLC:
150,000,000	3.065% due 5/19/08	150,001,634
50,000,000	3.420% due 7/24/08	50,083,270
100,000,000	3.110% due 7/31/08	100,045,647
	KBC Bank NV:
80,000,000	3.270% due 3/13/08	80,000,524
50,000,000	3.280% due 3/13/08	50,000,083

	Total Certificates of Deposit (Euro)	1,680,138,765

	Commercial Paper — 18.5%
	Allied Irish Banks PLC:
193,000,000	4.795% due 3/5/08(a)(c)	192,898,782
300,000,000	4.795% due 3/6/08(a)(c)	299,803,333
138,000,000	3.036% due 8/21/08(a)(c)	136,017,131
150,000,000	Australia and New Zealand Banking Group, 4.961% due 3/17/08(a)(c)	149,673,333
428,500,000	Bank of America Corp., 2.939% due 6/20/08(c)	424,655,284
	Bank of Ireland:
104,000,000	4.509% due 4/3/08(a)(c)	103,574,813
295,000,000	4.493% due 4/8/08(a)(c)	293,617,433
100,000,000	5.183% due 4/11/08(c)	99,424,861
200,000,000	3.134% due 4/25/08(a)(c)	199,049,723
250,000,000	3.135% due 4/28/08(a)(c)	248,747,361
	BNZ International Funding Ltd.:
150,000,000	4.147% due 6/17/08(a)(c)	148,166,251
319,000,000	3.030% due 8/25/08(a)(c)	314,318,277

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  23

Schedule of investments (unaudited) continued
February 29, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Commercial Paper — 18.5% continued
	CBA Delaware Finance:
$150,000,000	4.977% due 3/20/08(c)	$149,610,896
100,000,000	3.015% due 3/31/08(c)	99,750,000
	Cheyne Finance LLC:
200,000,000	5.350%, 3/25/08(d)(e)(h)	200,000,000
72,000,000	5.380%, 3/25/08(d)(e)(h)	72,000,000
200,000,000	Citigroup Funding Inc., 2.976% due 9/5/08(c)	196,939,778
	Danske Corp.:
169,475,000	4.322% due 3/11/08(a)(c)	169,273,042
300,000,000	4.266% due 4/11/08(a)(c)	298,558,167
322,100,000	4.629% due 8/4/08(a)(c)	316,498,385
103,900,000	Depfa Bank PLC, 4.357% due 6/20/08(a)(c)	102,532,070
	General Electric Capital Corp.:
250,000,000	5.231% due 4/25/08(c)	248,007,430
143,400,000	5.141% due 6/3/08(c)	141,546,555
160,480,000	4.497% due 8/25/08(c)	157,047,734
200,000,000	HSBC USA, 4.962% due 4/11/08(c)	198,888,444
	JPMorgan Chase:
350,000,000	5.076% due 3/24/08(c)	348,893,125
300,000,000	5.130% due 4/14/08	300,000,000
250,000,000	2.891% due 8/1/08(c)	246,971,876
196,632,680	KKR Atlantic Funding Trust,
	(Atlantic East Funding LLC), 3.437% due 3/25/09(d)(f)	196,632,680
250,000,000	Natixis, 3.000% due 8/4/08	250,000,000
200,000,000	Royal Bank of Scotland PLC, 4.139% due 7/18/08(c)	196,872,500
100,000,000	Skandinaviska Enskilda Banken, 2.942% due 7/30/08(a)(c)	98,783,611
	Swedbank:
186,000,000	4.176% due 3/7/08(c)	185,871,350
158,880,000	4.293% due 4/2/08(c)	158,279,787
135,000,000	4.296% due 4/9/08(c)	134,378,437
75,000,000	3.252% due 4/16/08(c)	74,690,458
200,000,000	3.275% due 4/17/08(c)	199,151,388
136,000,000	3.275% due 4/18/08(c)	135,410,667
	UBS Finance Delaware LLC:
188,900,000	5.238% due 6/3/08(c)	186,414,076
100,000,000	3.003% due 7/23/08(c)	98,816,000
123,300,000	2.942% due 7/31/08(c)	121,790,260
125,000,000	Westpac Banking Corp., 4.348% due 4/9/08(a)(c)	124,417,708

	Total Commercial Paper	8,017,973,006

	Corporate Bonds & Notes — 6.7%
243,500,000	Australia & New Zealand, 3.351% due 4/2/09(a)(b)	243,500,000
206,930,000	Citigroup Inc., 3.162% due 5/2/08(b)	206,969,510
125,000,000	ING Bank NV, 3.340% due 3/4/08(a)(b)	125,000,000
368,674,899	Issuer Entity LLC, 3.489% due 10/30/08(d)(g)	356,162,247
180,500,000	JPMorgan Chase & Co., 4.789% due 4/1/08(b)	180,645,110
245,000,000	Natixis, 3.170% due 4/2/08(b)	244,837,075

See Notes to Financial Statements.

24  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Corporate Bonds & Notes — 6.7% continued
	Pyxis Master Trust:
$200,000,000	3.124% due 11/20/09(a)(b)	$200,000,000
200,000,000	5.170% due 9/2/14(a)(b)	200,000,000
150,000,000	Royal Bank of Scotland Group PLC, 5.116% due 9/18/08(a)(b)	150,000,000
250,000,000	Royal Bank of Scotland PLC, 3.570% due 3/4/09(a)(b)	250,000,000
333,000,000	Steers CLN, 4.860% due 6/29/08(a)(b)	333,000,000
243,607,739	Steers Delaware Business Trust, Senior Secured Notes, 3.144%
	due 5/27/08(a)(b)	243,607,739
94,000,000	Wal-Mart Stores Inc., 4.891% due 6/16/08(b)	93,953,677
100,000,000	Wells Fargo Co., 3.194% due 10/31/08(b)	100,003,843

	Total Corporate Bonds & Notes	2,927,679,201

	Medium-Term Notes — 8.0%
124,000,000	ANZ National International Ltd., 4.231% due 2/9/09(a)(b)	124,000,000
	Axon Financial Funding LLC:
100,000,000	3.125% due 3/25/08(d)(h)(i)	100,000,000
225,000,000	3.125% due 3/25/08(d)(h)(i)	225,000,000
200,000,000	3.040% due 5/15/08(d)(h)(i)	199,997,987
325,000,000	4.848% due 6/25/08(d)(h)(i)	324,989,700
100,000,000	5.420% due 7/3/08(d)(h)(i)	100,000,000
100,000,000	5.420% due 7/15/08(d)(h)(i)	100,000,000
97,000,000	5.425% due 7/15/08(d)(h)(i)	96,996,514
	Cheyne Finance LLC:
150,000,000	4.815%, 3/25/08(d)(e)(h)	150,000,000
100,000,000	4.824%, 3/25/08(d)(e)(h)	100,000,000
1,353,000,000	Morgan Stanley Master Note, 3.625% due 3/3/08	1,353,000,000
	Nightingale Finance LLC:
75,000,000	3.060% due 5/16/08(a)(b)	74,998,504
100,000,000	4.976% due 6/18/08(a)(b)	99,995,483
100,000,000	4.848% due 6/25/08(a)(b)	99,996,822
248,500,000	Toyota Motor Credit Corp., 3.201% due 10/6/08(b)	248,396,262
75,000,000	White Pine Finance LLC, 3.125% due 3/19/08(d)(h)(j)	74,999,297

	Total Medium-Term Notes	3,472,370,569

	Promissory Notes — 1.4%
	Goldman Sachs Group Inc.:
300,000,000	3.170% due 6/25/08(d)	300,000,000
300,000,000	4.750% due 9/16/08(d)	300,000,000
	Total Promissory Notes	600,000,000
	Time Deposits — 3.7%
605,664,000	Calyon Grand Cayman, 3.150% due 3/3/08	605,664,000
272,000,000	JPMorgan Chase, 3.313% due 3/3/08	272,000,000
231,123,000	Natixis Grand Cayman, 3.313% due 3/3/08	231,123,000
200,000,000	RBS, 3.120% due 3/3/08	200,000,000
294,034,000	Societe Generale Cayman, 3.125% due 3/3/08	294,034,000

	Total Time Deposits	1,602,821,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  25

Schedule of investments (unaudited) continued
February 29, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 7.1%
	Federal Home Loan Bank (FHLB):
$49,371,000	2.437% due 8/15/08(c)	$48,819,046
100,000,000	2.425% due 8/29/08(c)	98,795,345
115,000,000	2.974% due 12/3/08(b)	115,000,000
200,000,000	3.080% due 1/30/09(b)	200,000,000
200,000,000	3.120% due 8/7/09(b)	200,000,000
350,000,000	3.054% due 8/27/09(b)	349,896,620
	Federal Home Loan Mortgage Corp. (FHLMC):
100,000,000	4.750% due 3/5/09	102,320,370
	Discount Notes:
435,760,000	2.531% - 2.573% due 8/25/08(c)	430,361,990
238,675,000	2.545% due 9/12/08(c)	235,430,014
	Federal National Mortgage Association (FNMA):
133,800,000	3.070% due 1/16/09(b)	133,800,000
150,000,000	3.060% due 1/23/09(b)	149,986,521
336,750,000	3.090% due 9/3/09(b)	336,750,000
	Discount Notes:
403,750,000	2.480% - 2.490% due 8/13/08(c)	399,209,176
300,000,000	2.522% due 8/20/08(c)	296,430,999

	Total U.S. Government Agencies	3,096,800,081

	TOTAL INVESTMENTS — 102.1% (Cost — $44,358,997,203#)	44,358,997,203
	Liabilities in Excess of Other Assets — (2.1)%	(901,885,237)

	TOTAL NET ASSETS — 100.0%	$43,457,111,966

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid security.

(e)	On October 17, 2007, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.

(f)

The Portfolio received partial principal payments and the remaining was restructured on March 27, 2008 with a maturity date of March 25, 2009. The Portfolio has determined that it is currently in its best interest to continue to hold this security.

(g)

The Portfolio received partial principal payments and the remaining principal was restructured with a maturity date of October 30, 2008. The Portfolio has determined that it is currently in its best interest to continue to hold this security.

(h)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.

(i)	On November 20, 2007, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.

(j)	On February 12, 2008, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold this security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

Liquid Reserves Portfolio
February 29, 2008

ASSETS:
Investments, at amortized cost	$44,358,997,203
Cash	407
Receivable for securities sold	348,327,962
Interest receivable	339,527,547
Prepaid expenses	274,833

Total Assets	45,047,127,952

LIABILITIES:
Payable for securities purchased	1,586,750,000
Investment management fee payable	2,796,510
Trustees’ fees payable	220,843
Accrued expenses	248,633

Total Liabilities	1,590,015,986

TOTAL NET ASSETS	$43,457,111,966

REPRESENTED BY:
Paid-in capital	$43,457,111,966

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  27

Statement of operations (unaudited)

Liquid Reserves Portfolio
For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Interest	$1,205,869,628

EXPENSES:
Investment management fee (Note 2)	24,375,066
Trustees’ fees	526,125
Legal fees	427,271
Insurance	296,248
Custody fees	177,864
Audit and tax	16,600
Miscellaneous expenses	30,812

Total Expenses	25,849,986
Less: Fee waivers and/or expense reimbursements (Note 2)	(11,408,564)
Fees paid indirectly (Note 1)	(246)

Net Expenses	14,441,176

NET INVESTMENT INCOME	1,191,428,452

NET REALIZED LOSS ON INVESTMENTS	(18,339,786)

INCREASE IN NET ASSETS FROM OPERATIONS	$1,173,088,666

See Notes to Financial Statements.

28  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

Statements of changes in net assets

Liquid Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited) AND THE YEAR ENDED AUGUST 31, 2007	2008	2007

OPERATIONS:
Net investment income	$1,191,428,452	$2,615,353,014
Net realized gain (loss)	(18,339,786)	2,930,294

Increase in Net Assets From Operations	1,173,088,666	2,618,283,308
CAPITAL TRANSACTIONS:
Proceeds from contributions	69,022,298,116	122,167,268,706
Value of withdrawals	(77,383,250,084)	(106,370,917,949)

Increase (Decrease) in Net Assets From Capital Transactions	(8,360,951,968)	15,796,350,757

INCREASE (DECREASE) IN NET ASSETS	(7,187,863,302)	18,414,634,065
NET ASSETS:
Beginning of period	50,644,975,268	32,230,341,203

End of period	$43,457,111,966	$50,644,975,268

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  29

Financial highlights

Liquid Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31, UNLESS OTHERWISE NOTED:

	2008[1]		2007	2006	2005	2004	2003

NET ASSETS,
END OF PERIOD (millions)	$43,457		$50,645	$32,230	$44,789	$37,587	$39,447

Total return[2]	2.45%		5.40%	4.53%	2.54%	1.09%	1.49%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.11%[3]		0.10%[4]	0.12%	0.17%	0.17%	0.17%
Net expenses[5,6,7]	0.06	[3]	0.09 [4]	0.09	0.10	0.10	0.10
Net investment income	4.89	[3]	5.26	4.33	2.57	1.09	1.39

[1]	For the six months ended February 29, 2008 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[5]	There was no impact to the expense ratio as a result of fees paid indirectly.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  31

Notes to financial statements (unaudited) continued

(e) Credit and market risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2008, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended February 29, 2008, LMPFA waived a portion of its fee in the amount of $11,408,564.

Effective January 1, 2008, the manager is permitted to recapture amounts that it has previously voluntarily waived and/or reimbursed, to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any

32  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

amount that would result, on any particular Portfolio business day, in the Portfolio’s total annual operating expenses exceeding the expense cap.

On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment at February 29, 2008, was $85,534. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  33

Notes to financial statements (unaudited) continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

34  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

4. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  35

Notes to financial statements (unaudited) continued

5. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and related disclosures.

6. Subsequent event

Credit Arrangements for Certain Holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings subsequent to the end of the reporting period. As a result, the aggregate market value of the Portfolio’s portfolio holdings increased. These arrangements are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A.(“Citibank”) for an aggregate amount not to exceed $150 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC, which terminates no later than March 3, 2009, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank is downgraded causing its LOC obligations to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. (“LM”). Under the terms of the Letter Agreement, the Portfolio

36  |  Liquid Reserves Portfolio 2008 Semi-Annual Report

will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio has drawn on the LOC in aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of the Securities or (iv) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the Portfolio must pay to LM the excess of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC is drawn and on or after termination of the LOC; and during the term of the LOC, LM has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or market value. Another provision provides for transfer of the Securities to LM if the amounts drawn on the LOC equal or exceed the amortized cost of the Securities then outstanding at the end of the LOC term.

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with Legg Mason, Inc., each CSA being with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC (collectively with Legg Mason, Inc., “LM”). Three of the CSAs provide support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs will provide support in the maximum amounts of $75,000,000 each, for the Portfolio’s holdings of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of each CSA the Portfolio would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

Each CSA terminates no later than March 31, 2009 and requires the Portfolio to promptly sell any Eligible Notes it holds on the immediately preceding business day. Each CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

As of March 31, 2008, the amortized cost and the fair market value of the Portfolio’s holdings of Cheyne Finance LLC, Axon Financial Funding LLC and Issuer Entity, LLC were: $522,000,000, $1,146,988,579, $365,940,382; and $412,223,400, $959,465,500,and $224,570,365, respectively.

Additionally, on April 11, 2008, the Portfolio received a principal payment amount on Cheyne Finance, LLC in the amount of $95,168,523.

Liquid Reserves Portfolio 2008 Semi-Annual Report  |  37

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s placement agent, as well as the management, sub-advisory and placement agency and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each “feeder fund” has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each, a “Feeder Fund”): CitiSM Cash Reserves, a series of Legg Mason Partners Money Market Trust, CitiSM Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust, and CitiSM Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

38  |  Liquid Reserves Portfolio

Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

Liquid Reserves Portfolio  |  39

Board approval of management and
subadvisory agreements (unaudited) continued

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Funds as well as a group of funds (a “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark.

The information comparing CitiSM Cash Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, CitiSM Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, and CitiSM Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that each Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above the median of its Performance Universe.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

40  |  Liquid Reserves Portfolio

Additionally, the Board received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (each, an “Actual Management Fee”) and the Feeder Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The expense comparisons compared the Feeder Fund to funds similar in size to the Fund, and the Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s placement agency arrangements and the distribution arrangements of the Feeder Funds. The Board noted that beneficial interests in the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended, and that the placement agent for the Fund receives no compensation for serving in that capacity. The Board also was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as “money market funds” or funds classified as “institutional money market funds” and chosen to be comparable to the Feeder Fund by Lipper, showed that each Feeder Fund’s

Liquid Reserves Portfolio  |  41

Board approval of management and
subadvisory agreements (unaudited) continued

Contractual Management Fee was below the median of the management fees paid by the other funds in the Lipper expense group and that its Actual Management Fee was below the median of its expense group. The Board noted that each Feeder Fund’s actual total expense ratio also was below the median of its expense group. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the Fund’s current contractual management fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that each Feeder Fund’s Contractual Management Fee (which also reflects the Fund’s management fee) is below the average of such Feeder Fund’s Lipper expense group and such Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the funds in the Feeder Fund’s expense group at all asset levels as set forth in the information provided by Lipper. The Board also noted that each Feeder Fund’s Actual Management Fee (which also reflects the Fund’s management fee) was below the median of its expense group. The Board also noted that as the Fund’s assets have increased over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board also considered fee waivers by the Manager and the fact that the Manager pays the subadvisory fee out of the management fee.

The Board determined that the management fee structure for the Fund was reasonable.

42  |  Liquid Reserves Portfolio

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Liquid Reserves Portfolio  |  43

CitiSM Cash Reserves

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
(of Liquid Reserves Portfolio)

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agents

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered
public accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

CitiSM Cash Reserves

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

CITISM CASH RESERVES 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of CitiSM Cash Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC FDXX010855 4/08 SR08-541

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.		CODE OF ETHICS.

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.		Principal Accountant Fees and Services

Not applicable.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.		CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.		EXHIBITS.

	(a) (1)	Not applicable.

Exhibit 99.CODE ETH

	(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	May 1, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	May 1, 2008

By:	/s/ Frances M. Guggino

(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	May 1, 2008